Average Annual Total Returns - Admiral - Vanguard FTSE All-World ex-US Small-Cap Index Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date
Total	11.91%	13.43%	Feb. 07, 2019	11.40%	12.61%	Feb. 07, 2019	7.38%	10.21%	Feb. 07, 2019	11.54%	13.15%	Feb. 07, 2019	11.24%	13.31%	Feb. 07, 2019